Management of Capital - Summary of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Equity	$ 118,611	$ 254,224	$ 196,585	$ 143,086
Lease liabilities	39,384
Loan facility	14,109
Equipment loans payable	1,343	4,535
Other financial liability	2,500	2,441
Gross consolidated equity and equipment financing	175,947	261,200	196,585
Less: Cash and cash equivalents	(16,567)	(21,978)	(31,474)	$ (33,877)
Less: Short-term investments			(20,082)
Net consolidated equity, equipment loans payable and other financial liability	$ 159,380	$ 239,222	$ 145,029